Long-term Debt - Schedule of Long Term Debt Footnotes (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 CAD ($)	Mar. 31, 2022 CAD ($)	Oct. 27, 2022 CAD ($)	Oct. 27, 2022 USD ($)	Aug. 30, 2022	Jan. 28, 2022 CAD ($)
Disclosure of detailed information about borrowings [line items]
Maximum amount available			$ 2,705	$ 2,000
Optional renewal period term	1 year
Percentage of eligible refundable tax credit	90.00%
Advance drawn amount	$ 10,670	$ 8,776
Interest rate					397.00%
Maximum tax credits receivable for financing related to refundable tax credits	$ 13,192	$ 8,596
Canadian or US prime rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Percentage added to reference rate	0.25%
Canadian or US prime rate | Top of range
Disclosure of detailed information about borrowings [line items]
Percentage added to reference rate	1.00%
Bankers’ acceptances or LIBOR rates | Bottom of range
Disclosure of detailed information about borrowings [line items]
Percentage added to reference rate	1.50%
Bankers’ acceptances or LIBOR rates | Top of range
Disclosure of detailed information about borrowings [line items]
Percentage added to reference rate	2.25%
US Prime Rate
Disclosure of detailed information about borrowings [line items]
Interest rate			1.00%	1.00%
Senior Secured Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Line Of Credit Facility Maximum Amount, Under Certain Conditions	$ 140,000
Letters Of Credit
Disclosure of detailed information about borrowings [line items]
Maximum amount available	$ 2,500
Subordinated unsecured loan
Disclosure of detailed information about borrowings [line items]
Maximum amount available						$ 20,000
Subordinated unsecured loan | First Tranche
Disclosure of detailed information about borrowings [line items]
Additional Borrowings						10,000
Subordinated unsecured loan | Second Tranche
Disclosure of detailed information about borrowings [line items]
Additional Borrowings						$ 10,000
Subordinated unsecured loan | Bottom of range | First Tranche
Disclosure of detailed information about borrowings [line items]
Interest rate						6.00%
Subordinated unsecured loan | Bottom of range | Second Tranche
Disclosure of detailed information about borrowings [line items]
Interest rate						7.10%
Subordinated unsecured loan | Top of range | First Tranche
Disclosure of detailed information about borrowings [line items]
Interest rate						7.25%
Subordinated unsecured loan | Top of range | Second Tranche
Disclosure of detailed information about borrowings [line items]
Interest rate						8.35%